Label	Element	Value
Kirr, Marbach Partners Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	SUMMARY
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that the one-year number is based on the Fund's net expenses resulting from the expense cap agreement described above. The three-, five- and ten-year numbers are based on the Fund's expenses before any waiver or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	10.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in common stocks of companies with small-capitalizations (less than $1 billion), medium-capitalizations ($1-$15 billion) and large-capitalizations (more than $15 billion). Under normal circumstances, at least 65% of the Fund's total assets will consist of common stocks or other equity securities. The Adviser generally follows a value approach to investing for the Fund. Accordingly, the Fund will focus on securities of companies that the Adviser believes are undervalued relative to their intrinsic worth and possess certain characteristics that the Adviser believes will lead to a higher market price over time.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The performance information that follows gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future. You may obtain performance information current to the most recent month-end by calling 1-800-870-8039.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-870-8039
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	2016-2025 CALENDAR YEAR TOTAL RETURN
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The Fund's year-to-date total return as of December 31, 2025 is 14.39%.

Best and Worst Quarterly Returns

BEST	WORST
December 31, 2020	March 31, 2020
21.81%	–33.16%
(4th quarter, 2020)	(1st quarter, 2020)

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Dec. 31, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	14.39%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	BEST
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	WORST
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(33.16%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(The index presented reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Kirr, Marbach Partners Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You should be aware that you may lose money by investing in the Fund.
Kirr, Marbach Partners Value Fund | Stock Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Stock Market Risk. Equity Funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.
Kirr, Marbach Partners Value Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Stock Selection Risk. The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.
Kirr, Marbach Partners Value Fund | Mid-Cap/Small-Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mid-Cap/Small-Cap Risk. Medium capitalization and small capitalization companies may not have the size, resources or other assets of large capitalization companies. The securities of medium capitalization and small capitalization companies may fluctuate more than those of large capitalization companies. Small-capitalization stocks often are very sensitive to changing economic conditions and market downturns because small-capitalization issuers typically have narrower markets for their products or services, fewer product lines, and more limited managerial and financial resources than other issuers. Accordingly, the stocks of small-capitalization companies may be more volatile than those of larger issuers. Additionally, the securities of medium capitalization and small capitalization companies may be less liquid than those of large capitalization companies, meaning the Fund might have greater difficulty selling such securities at a time and price that the Fund would like.

Kirr, Marbach Partners Value Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. The Fund's foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. Many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. The costs of foreign investing also tend to be higher than the costs of investing in domestic securities.

Kirr, Marbach Partners Value Fund | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Risk. You should be aware that you may lose money by investing in the Fund. Because of the Fund's focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.

Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	oef_ExchangeFee	$ 5
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%	[1],[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,577
S&P 500® Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Kirr, Marbach Partners Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	10.83%
Annual Return [Percent]	oef_AnnlRtrPct	16.09%
Annual Return [Percent]	oef_AnnlRtrPct	(19.62%)
Annual Return [Percent]	oef_AnnlRtrPct	27.02%
Annual Return [Percent]	oef_AnnlRtrPct	2.95%
Annual Return [Percent]	oef_AnnlRtrPct	28.85%
Annual Return [Percent]	oef_AnnlRtrPct	(15.99%)
Annual Return [Percent]	oef_AnnlRtrPct	20.37%
Annual Return [Percent]	oef_AnnlRtrPct	27.89%
Annual Return [Percent]	oef_AnnlRtrPct	14.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.93%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.71%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.81%

[1]	Until February 28, 2027, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.35% of its average net assets. After such date, the total operating expense limitations may be terminated or revised at any time. Any fee waiver or expense reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. For additional information, see "Fund Management."
[2]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements figure has been restated to reflect the Fund's current Operating Expenses Limitation Agreement.